CONTINGENT ASSETS AND LIABILITIES	12 Months Ended
Jun. 30, 2019
CONTINGENT ASSETS AND LIABILITIES [Abstract]
CONTINGENT ASSETS AND LIABILITIES
21.	CONTINGENT ASSETS AND LIABILITIES

During fiscal 2018, the Group entered into a fixed price contract with Frontier-Kemper Constructors, Inc. (“Contractor”) to construct the initial slope for the Poplar Grove mine and related matters. To-date the Group has paid the Contractor approximately US$9.9 million, but has disputed several invoices, primarily related to water excavation, concrete backfilling, and, pursuant to the terms of the contract, the quantum of liquidated damages to be paid by the Contractor to the Group as a result of construction delays. Subsequent to the end of fiscal 2019, the Contractor filed a claim for arbitration pursuant to the terms of the contract and claims that it is owed approximately US$2.6 million and filed a mechanic’s lien against certain parcels of the Group’s real property. At June 30, 2019, retainage of approximately US$1.1 million has been recognised as a liability in the Group’s financial statements (refer to Note 10), being the amount specified in the contract that has been withheld from payments to the Contractor to ensure that the Contractor satisfies its obligations. The Group will pursue resolution of the arbitration and believes that it is not probable that the claim by the Contractor will be successful and accordingly, other than the retainage of US$1.1 million, no provision for any liability has been recognised in the financial statements.